Net income per common share - Reconciliation of numerator used for calculation of diluted net income per common share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Numerator for basic net income per common share	$ 79,876	$ 163,986
Adjustment for the effect of TSARs:
Cash-settled (recovery) expense included in net income	(7,902)	1,995
Equity-settled expense	(4,565)	(4,385)
Numerator for diluted net income per common share	$ 67,409	$ 161,596